Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross Value	$ 52,075	$ 10,335	$ 10,335
Accumulated Amortization	(4,748)	(4,347)	(2,906)
Net Carrying Value	$ 47,327	$ 5,988	$ 7,429
Weighted Average Remaining Useful Life (in years)	15 years 2 months 12 days	5 years 9 months 18 days	6 years 9 months 18 days
Intangible assets, net	$ 47,327	$ 5,988	$ 7,429
Hospital contracts relationships [Member]
Gross Value	48,575	8,480	8,480
Accumulated Amortization	(3,373)	(3,085)	(2,066)
Net Carrying Value	$ 45,202	$ 5,395	$ 6,414
Weighted Average Remaining Useful Life (in years)	15 years 9 months 18 days	6 years 6 months	7 years 6 months
Hospital contracts relationships [Member] | Minimum [Member]
Useful Life	6 years	6 years	6 years
Hospital contracts relationships [Member] | Maximum [Member]
Useful Life	17 years	10 years	10 years
Non-compete agreements [Member]
Gross Value	$ 477	$ 45	$ 45
Accumulated Amortization	(34)	(32)	(21)
Net Carrying Value	$ 443	$ 13	$ 24
Weighted Average Remaining Useful Life (in years)	4 years 10 months 25 days	2 years	3 years
Non-compete agreements [Member] | Minimum [Member]
Useful Life	4 years	4 years	4 years
Non-compete agreements [Member] | Maximum [Member]
Useful Life	5 years	5 years	5 years
Trade Names [Member]
Gross Value	$ 3,023	$ 1,810	$ 1,810
Accumulated Amortization	(1,341)	(1,230)	(819)
Net Carrying Value	$ 1,682	$ 580	$ 991
Weighted Average Remaining Useful Life (in years)	1 year 9 months 18 days	1 year 4 months 24 days	2 years 4 months 24 days
Trade Names [Member] | Minimum [Member]
Useful Life	2 years	4 years	4 years
Trade Names [Member] | Maximum [Member]
Useful Life	5 years	5 years	5 years